Nuveen High Income Bond Fund

Summary Prospectus   |   March 21, 2011

Ticker: Class A–FJSIX, Class B–FJSBX, Class C–FCSIX, Class R3–FANSX, Class I–FJSYX

This summary prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the fund’s complete prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at www.nuveen.com/MF/resources/eReports.aspx. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The fund’s prospectus and statement of additional information, both dated March 21, 2011, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The investment objective of the fund is to provide investors with a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 54 of the prospectus, “How to Reduce Your Sales Charge” on page 57 of the prospectus and “Purchase and Redemption of Fund Shares” on page 106 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	5.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	None	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses[3]	1.27%	2.02%	2.02%	1.52%	1.02%
Fee Waivers and/or Expense Reimbursements	-0.13%	-0.13%	-0.13%	-0.13%	-0.13%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.14%	1.89%	1.89%	1.39%	0.89%
1	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator, and a decrease in the fund’s net assets after the fiscal year end due to certain redemptions by an affiliate.

4	The fund’s investment adviser has contractually agreed to waive fees and reimburse other fund expenses through March 31, 2012 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 1.10%, 1.85%, 1.85%, 1.35%, and 0.85% for Class A, Class B, Class C, Class R3, and Class I shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that

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your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$586	$692	$192	$142	$91	$586	$192	$192	$142	$91
3 Years	$846	$921	$621	$468	$312	$846	$621	$621	$468	$312
5 Years	$1,127	$1,176	$1,076	$817	$551	$1,127	$1,076	$1,076	$817	$551
10 Years	$1,925	$2,144	$2,338	$1,801	$1,236	$1,925	$2,144	$2,338	$1,801	$1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in bonds rated lower than investment grade at the time of purchase or in unrated bonds of comparable quality (securities commonly referred to as “high-yield” securities of “junk bonds”). These bonds generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest in exchange-traded funds, closed-end funds, and other investment companies (“investment companies”).

The fund’s sub-adviser employs a bottom up approach to investing. The sub-adviser devotes more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments. Up to 20% of the fund’s total assets may be invested in dollar denominated debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for rapid economic growth, provided that no issuer included in the fund’s current benchmark index will be considered to be located in an emerging market country.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including swap agreements on interest rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Additional Expenses—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

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Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Fund Performance

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the nine-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 21.96% and -19.17%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the Barclays Capital High Yield 2% Issuer Capped Index, the fund’s benchmark index, which is a broad measure of market performance. The Barclays Capital High Yield 2% Issuer Capped Index is an unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least on year to final maturity with total index allocation to an issuer being limited to 2%. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

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Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns for the Periods Ended December 31, 2010[1]
	Inception Date	1 Year	5 Years	Since Inception (Class A, Class B, Class C, and Class I)	Since Inception (Class R3)
Nuveen High Income Bond Fund:
Class A (return before taxes)	8/30/01	9.84%	6.53%	6.50%	N/A
Class A (return after taxes on distributions)		7.02%	3.62%	3.59%	N/A
Class A (return after taxes on distributions and sale of fund shares)		6.35%	3.80%	3.74%	N/A
Class B (return before taxes)	8/30/01	9.35%	6.61%	6.29%	N/A
Class C (return before taxes)	8/30/01	14.58%	6.79%	6.28%	N/A
Class R3 (return before taxes)	9/24/01	15.03%	7.32%	N/A	7.47%
Class I (return before taxes)	8/30/01	15.64%	7.85%	7.33%	N/A
Barclays Capital High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)		14.94%	8.90%	9.04%	8.97%
1	Performance presented prior to 3/14/03 represents that of First American High Yield Bond Fund, which merged into the fund on that date.

Management

Investment Adviser

Nuveen Fund Advisors, Inc.

Sub-Adviser

Nuveen Asset Management, LLC

Portfolio Managers

	Title	Portfolio Manager of Fund Since:
John T. Fruit, CFA	Senior Vice President	November 2005
Jeffrey T. Schmitz, CFA	Vice President	January 2008

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class B shares are available only through exchanges and dividend reinvestments by current Class B shareholders. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

•   $2,500 for Traditional/Roth IRA accounts.

•   $2,000 for Coverdell Education Savings Accounts.

•   $250 for accounts opened through fee-based programs.

•   No minimum for retirement plans.

		Available only through certain retirement plans. No minimum.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•   No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund, its distributor or its investment adviser may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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MPM-FHI-0311P